SUBSEQUENT EVENT (Details Textual)	1 Months Ended								3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 21, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 27, 2015 USD ($) $ / shares shares	Feb. 26, 2015 USD ($) $ / shares $ / Unit shares	Feb. 25, 2015 USD ($) shares	Feb. 25, 2015 CAD shares	Feb. 17, 2015 USD ($) $ / shares shares	Jan. 21, 2015 USD ($)	Mar. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CAD / shares	Mar. 31, 2013 USD ($)	Aug. 14, 2015 USD ($) shares
Subsequent Event [Line Items]
Loans and Leases Receivable, Related Parties | $										$ 150,000
Debt Instrument, Interest Rate, Stated Percentage										6.00%
Long-term Debt, Maturities, Repayment Terms										repayable in 10 months
Stock Issued During Period, Value, Issued for Services | $													$ 117,192
Class of Warrant or Right, Outstanding										18,049,075
Minimum Offering Amount | $											$ 6,000,000
April issuance [Member]
Subsequent Event [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value | $										$ 230,930
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number										531,606
June issuance [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										264,230
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value | $										$ 118,957
Director and Employees and Consultant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										314,560	84,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | (per share)									$ 0.23			CAD 0.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $									$ 136,613
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								5.00%
Proceeds from Issuance of Debt | $								$ 500,000
Exchangeable Shares Issued				50,000,000
Percentage of Outstanding Common Shares				100.00%
Payments For Services | $														$ 135,000
Common Stock, Shares Subscribed but Unissued														102,500
Subsequent Event [Member] | April issuance [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $							$ 230,930
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							531,606
Subsequent Event [Member] | June issuance [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $							$ 118,957
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							264,230
Subsequent Event [Member] | Director and Employees and Consultant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				314,560			100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares				$ 0.23			$ 0.77
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $				$ 136,613
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							7 years
Subsequent Event [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Loans and Leases Receivable, Related Parties | $							$ 150,000
Debt Instrument, Interest Rate, Stated Percentage							5.00%
Long-term Debt, Maturities, Repayment Terms							18 months
Subsequent Event [Member] | Exchangable Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services					$ 241,185	CAD 250,000
Stock Issued During Period, Shares, Issued for Services					262,904	262,904
Stock Transferred To Lenders					100,000	100,000
Stock Reimbursed To Officers					83,574	83,574
First Closing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments of Stock Issuance Costs | $				848,822
Proceeds From Issuance of Stock Units | $				$ 6,188,600
Stock Units Issued During Period, Purchase Price Per Unit | $ / Unit				0.80
Stock Units Description				Each Unit consists of one common share of BLC, and a warrant to purchase one common share of BLC at an exercise price of $1.40 per share exercisable for 4 years.
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Stock Units Issued During Period				7,735,750
First Closing [Member] | Subsequent Event [Member] | Broker warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.80
Warrant Exercisable Period				4 years
Class of Warrant or Right, Outstanding				773,575
Second Closing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments of Stock Issuance Costs | $			$ 141,100
Proceeds From Issuance of Stock Units | $			$ 970,000
Stock Units Description			Each Unit consisted of one common share of BLC, and a warrant to purchase one common share of BLC at an exercise price of $1.40 per share exercisable for 4 years.
Stock Units Issued During Period			1,212,500
Second Closing [Member] | Subsequent Event [Member] | Broker warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.80
Warrant Exercisable Period			4 years
Class of Warrant or Right, Outstanding			121,250
Third Closing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments of Stock Issuance Costs | $		$ 97,098
Proceeds From Issuance of Stock Units | $		$ 713,000
Stock Units Description		Each Unit consisted of one common share of BLC, and a warrant to purchase one common share of BLC at an exercise price of $1.40 per share exercisable for 4 years
Stock Units Issued During Period		891,250
Third Closing [Member] | Subsequent Event [Member] | Broker warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.80							$ 0.80
Warrant Exercisable Period		4 years
Class of Warrant or Right, Outstanding		89,125							89,125
Fourth Closing [Member]
Subsequent Event [Line Items]
Subsequent Event, Date											Apr. 21, 2015
Fourth Closing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments of Stock Issuance Costs | $	$ 338,960
Proceeds From Issuance of Stock Units | $	$ 2,492,000
Stock Units Description	Each Unit consisted of one common share of BLC, and a warrant to purchase one common share of BLC at an exercise price of $1.40 per share exercisable for 4 years
Stock Units Issued During Period	3,115,000
Fourth Closing [Member] | Subsequent Event [Member] | Broker warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.80
Warrant Exercisable Period	4 years
Class of Warrant or Right, Outstanding	311,500
Drywave Stockholders [Member] | First Closing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions				6,000,000
Investor [Member] | First Closing [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions				7,735,750
Management [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							945,000
Options Vesting Period							90 days
Management [Member] | Subsequent Event [Member] | Amended [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							2,972,592
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares							$ 0.23
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value | $							$ 1,259,487
Bionik Laboratories Corp [Member] | Subsequent Event [Member] | Amended [Member] | April issuance [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							531,606
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares							$ 0.165
Bionik Laboratories Corp [Member] | Subsequent Event [Member] | Amended [Member] | June issuance [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							264,230
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares							$ 0.23